Current Liabilities - Warrants Financial Liability (Details) - Schedule of Changes in Share Purchase Warrants	6 Months Ended
Jun. 30, 2023 USD ($)
Level 1 [Member]
Current Liabilities - Warrants Financial Liability (Details) - Schedule of Changes in Share Purchase Warrants [Line Items]
Balance as of December 31, 2022
Transfer to level 1 valuation input	1,097,520
Fair value gain recognized in consolidated statement of profit or loss and other comprehensive income	(221,312)
Translation adjustments	8,505
Warrant liability as of June 30, 2023	884,713
Level 2 [Member]
Current Liabilities - Warrants Financial Liability (Details) - Schedule of Changes in Share Purchase Warrants [Line Items]
Balance as of December 31, 2022	1,097,520
Transfer to level 1 valuation input	(1,097,520)
Fair value gain recognized in consolidated statement of profit or loss and other comprehensive income
Translation adjustments
Warrant liability as of June 30, 2023
Level 3 [Member]
Current Liabilities - Warrants Financial Liability (Details) - Schedule of Changes in Share Purchase Warrants [Line Items]
Balance as of December 31, 2022
Transfer to level 1 valuation input
Fair value gain recognized in consolidated statement of profit or loss and other comprehensive income
Translation adjustments
Warrant liability as of June 30, 2023